Long-term Debt	12 Months Ended
Oct. 31, 2020
Long-term Debt

12.	Long-term Debt

Transactions related to the Company’s unsecured promissory notes during the years ended October 31, 2020 and October 31, 2019, include the following:

	Face value	Carrying amount	Interest payable
Balance - October 31, 2018	$50,000	$50,000	$10,444
60% - October 2, 2019 (12.1)	50,000	50,000	-
60% - October 17, 2019 (12.2)	50,000	50,000	-
Interest expense on long-term debt	-	-	9,535
Debt repayments	-	-	(12,000)
Balance - October 31, 2019	$150,000	$150,000	$7,979
60% - December 5, 2019 (12.3)	15,000	15,000	-
Interest expense on long-term debt	-	-	24,854
Debt repayments	(151,000)	(151,000)	(23,466)
Proceeds (12.4)	600,000	600,000	-
Debt repayments (12.4)	(75,126)	(75,126)	-
Interest accretion	-	260,940	-
Balance - October 31, 2020	$538,874	$799,814	$9,367
Less: current portion	46,099	46,099	9,367
Balance - October 31, 2020 non-current portion	$492,775	$753,715	$-

12.1	On October 2, 2019: Principal of $50,000 with simple interest accrued at a rate of 60% per annum and a maturity of 90 days. On December 5, 2019 an additional $15,000 was advanced under the same terms and conditions. On February 18, 2020 all outstanding principal and accrued interest of $13,274 (October 31, 2019 - $2,384) was repaid in full. This amount was owed to a director and officer of the Company.

12.2	On October 17, 2019: Principal of $50,000 with simple interest accrued at a rate of 60% per annum and a maturity of 90 days. On February 18, 2020 all outstanding principal and accrued interest of $9,041 (October 31, 2019 - $1,151) was repaid in full. This amount was owed to a key member of management.

12.3	On December 5, 2019: Principal of $15,000 with simple interest accrued at a rate of 60% per annum and a maturity of 60 days. On February 18, 2020, all principal and interest were repaid. This amount was owed to a key member of management.

12.4	Debt issuance by GR Michigan, LLC

On March 20, 2020: Principal of $600,000 was received under a secured debt investment of $600,000 (the “Michigan Debt”). The Michigan Debt carries a two-year term, with monthly payments of principal commencing June 15, 2020, and with payments calculated at 1% of cash sales receipts of GH (Note 8). Once the principal is repaid, each investor will receive a monthly royalty of 1% per $100,000 invested of cash receipts for sales by GH (see Note 8) (the “Royalty”). The Royalty commences on the date that repayments equal to principal have been made for a period of two years. The Royalty maximum is two times the amount of principal invested and the Royalty minimum is equal to the principal loaned; the Company expects to pay the Royalty maximum by July 2023. The Company has the right but not the obligation, to purchase the Royalty from any lender by paying an amount equal to the original principal invested by such lender. The debt is reported at the carrying value of the probability-weighted estimated future cash flows of all payments under the Michigan Debt agreement at amortized cost using the effective interest method. Interest accreted during the year ended October 31, 2020 was $260,940 calculated using an effective interest rate of 73%. During the year ended October 31, 2020, $75,126 was repaid against this debt.

Principal amounts of the Michigan Debt of $50,000 and $100,000 (a total of $150,000), were loaned by officers of the Company. Principal of $150,000, was loaned by a director of the Company.